INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES	INVESTMENT SECURITIES
Summary of Investments in Debt Securities - AFS and HTM

The following table presents the amortized cost, gross unrealized gains and losses and approximate fair values of investments in debt securities AFS at the dates indicated:

	December 31, 2025				December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
U.S. Treasury securities	$700,294	$6,109	$—	$706,403	$304,292	$148	$—	$304,440
Corporate debt securities	—	—	—	—	13	—	—	13
ABS	947,660	368	(2,731)	945,297	749,608	505	(2,080)	748,033
Beneficial interest in Structured LLC (1)	1,070,348	26,441	—	1,096,789	1,099,000	99,985	—	1,198,985
MBS:
GNMA - Residential	2,636,121	11	(253,651)	2,382,481	2,905,020	17	(339,740)	2,565,297
GNMA - Commercial	622,086	3	(143,412)	478,677	643,010	3	(154,312)	488,701
FHLMC and FNMA - Residential	1,924,705	255	(288,059)	1,636,901	2,122,647	79	(381,470)	1,741,256
FHLMC and FNMA - Commercial	82,388	—	(1,201)	81,187	88,416	—	(2,509)	85,907
Unallocated fair value hedge basis adjustment (2)	(27,321)	—	27,321	—	(78,389)	—	78,389	—
Total investments in debt securities AFS	$7,956,281	$33,187	$(661,733)	$7,327,735	$7,833,617	$100,737	$(801,722)	$7,132,632
(1) Represents a 20 percent interest in the Structured LLC to hold and service a pool of multi-family loans.
(2) The Company has entered into fair value hedges of portions of a closed portfolio of AFS debt securities, using the portfolio layer method. Refer to Note 14 for additional information.

The following table presents the amortized cost, gross unrealized gains and losses and approximate fair values of investments in debt securities HTM at the dates indicated:

	December 31, 2025				December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
U.S. Treasury securities	$2,080,033	$7,581	$(194)	$2,087,420	$584,277	$159	$(352)	$584,084
ABS and other interests in structured securities	2,020,398	13,029	(1,855)	2,031,572	70,236	188	(49)	70,375
MBS:
GNMA - Residential	3,105,976	4,484	(402,208)	2,708,252	3,010,357	3,118	(502,165)	2,511,310
GNMA - Commercial	4,524,381	399	(887,818)	3,636,962	4,696,532	56	(975,516)	3,721,072
FHLMC and FNMA - Residential	1,433,747	2,583	(76,337)	1,359,993	1,552,886	1,832	(135,142)	1,419,576
FHLMC and FNMA - Commercial debt securities	47,259	—	(96)	47,163	—	—	—	—
Total investments in debt securities HTM	$13,211,794	$28,076	$(1,368,508)	$11,871,362	$9,914,288	$5,353	$(1,613,224)	$8,306,417

NOTE 2. INVESTMENT SECURITIES (continued)

The following table presents the carrying value of the Company's investment securities pledged as collateral:

(in thousands)	December 31, 2025	December 31, 2024
Pledged against public fund deposits	$2,266,746	$2,506,235
Pledged against borrowing capacity with the FRB	4,270,467	3,876,607
Pledged against repurchase agreements and supported hedging relationships, recourse on loans	21,966	20,420
Pledged against customer overnight sweeps	313,752	372,753
Pledged against borrowing capacity with the FHLB	4,428,489	4,678,694
Total collateral pledged	$11,301,420	$11,454,709

At December 31, 2025 and December 31, 2024, the Company had $157.5 million and $116.2 million, respectively, of accrued interest related to investment securities which is included in the Other assets line of the Company's Consolidated Balance Sheets. No accrued interest related to investment securities was written off during the periods ended December 31, 2025 or December 31, 2024.

Contractual Maturity of Investments in Debt Securities

Contractual maturities of the Company’s investments in debt securities AFS at December 31, 2025 were as follows:

(in thousands)	Due Within One Year	Due After 1 Within 5 Years	Due After 5 Within 10 Years	Due After 10 Years/No Maturity	Total (1)	Weighted Average Yield (2)
U.S Treasury securities	$503,403	$203,000	$—	$—	$706,403	4.27%
Corporate debt securities	—	—	—	—	—	—%
ABS	—	—	669,715	275,582	945,297	4.75%
Beneficial Interest in Structured LLC	—	—	—	1,096,789	1,096,789	12.87%
MBS:
GNMA - Residential	—	6,006	11,006	2,365,469	2,382,481	3.73%
GNMA - Commercial	—	—	—	478,677	478,677	2.15%
FHLMC and FNMA - Residential	256	38,738	81,504	1,516,403	1,636,901	2.73%
FHLMC and FNMA - Commercial	—	74,720	—	6,467	81,187	4.05%
Total fair value	$503,659	$322,464	$762,225	$5,739,387	$7,327,735	4.96%
Weighted average yield	4.27%	3.90%	4.23%	5.18%	4.96%
Total amortized cost (3)	$501,283	$321,942	$770,635	$6,389,742	$7,983,602

(1) The maturities above do not represent the effective duration of the Company's portfolio, since the amounts above are based on contractual maturities of the debt securities and do not contemplate anticipated non-contractual payments.
(2) Yields on tax-exempt securities are calculated on a tax equivalent basis and are based on the statutory federal tax rate.
(3) Does not include unallocated fair value hedge basis adjustment.

NOTE 2. INVESTMENT SECURITIES (continued)

Contractual maturities of the Company’s investments in debt securities HTM at December 31, 2025 were as follows:

(in thousands)	Due Within One Year	Due After 1 Within 5 Years	Due After 5 Within 10 Years	Due After 10 Years/No Maturity	Total (1)	Weighted Average Yield (2)
U.S Treasury securities	$804,330	$1,283,090	$—	$—	$2,087,420	3.88%
ABS	—	8,890	1,017,775	1,004,907	2,031,572	5.00%
MBS:
GNMA - Residential	—	—	2,900	2,705,352	2,708,252	3.09%
GNMA - Commercial	—	—	—	3,636,962	3,636,962	2.42%
FHLMC and FNMA - Residential	64,028	—	94,183	1,201,782	1,359,993	3.02%
FHLMC and FNMA - Commercial	—	47,163	—	—	47,163	7.27%
Total fair value	$868,358	$1,339,143	$1,114,858	$8,549,003	$11,871,362	3.36%
Weighted average yield	4.06%	3.93%	4.56%	3.05%	3.36%
Total amortized cost	$866,311	$1,333,648	$1,106,380	$9,905,455	$13,211,794
(1) (2) See corresponding footnotes to the contractual maturity table for investments in debt securities HTM, shown above.

Actual maturities may differ from contractual maturities when there is a right to call or prepay obligations with or without call or prepayment penalties.

Gross Unrealized Loss and Fair Value of Investments in Debt Securities AFS and HTM

The following table presents the aggregate amount of unrealized losses on debt securities in the Company’s AFS investment portfolios classified according to the amount of time those securities have been in a continuous loss position as of the dates indicated:

	December 31, 2025				December 31, 2024
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	—	—	—	—	—	—	13	—
ABS	434,698	(1,230)	189,601	(1,501)	353,501	(1,724)	11,250	(356)
MBS:
GNMA - Residential	24,646	(3)	2,346,590	(253,648)	—	—	2,539,940	(339,740)
GNMA - Commercial	—	—	478,674	(143,412)	—	—	488,698	(154,312)
FHLMC and FNMA - Residential	—	—	1,622,952	(288,059)	—	—	1,724,770	(381,470)
FHLMC and FNMA - Commercial	—	—	81,187	(1,201)	—	—	85,907	(2,509)
Total investments in debt securities AFS (1)	$459,344	$(1,233)	$4,719,004	$(687,821)	$353,501	$(1,724)	$4,850,578	$(878,387)
(1) Does not include unallocated fair value hedge basis adjustment.

The following table presents the aggregate amount of unrealized losses on debt securities in the Company’s HTM investment portfolios classified according to the amount of time those securities have been in a continuous loss position as of the dates indicated:

	December 31, 2025				December 31, 2024
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities	$304,680	$(194)	$—	$—	$401,232	$(352)	$—	$—
ABS and other interests in structured securities	261,227	(1,855)	5,390	—	—	—	16,000	(49)
MBS:
GNMA - Residential	74,417	(71)	1,857,758	(402,137)	245,812	(1,647)	1,944,400	(500,518)
GNMA - Commercial	21,409	(522)	3,587,702	(887,296)	23,637	(43)	3,675,226	(975,473)
FHLMC and FNMA - Residential	21,926	(22)	1,043,428	(76,315)	71,995	(699)	1,103,973	(134,443)
FHLMC and FNMA - Commercial	47,162	(96)	—	—	—	—	—	—
Total investments in debt securities HTM	$730,821	$(2,760)	$6,494,278	$(1,365,748)	$742,676	$(2,741)	$6,739,599	$(1,610,483)
NOTE 2. INVESTMENT SECURITIES (continued)

Allowance for credit-related losses on AFS and HTM securities

The Company did not record an allowance for credit-related losses on AFS or HTM securities at December 31, 2025 or December 31, 2024. As discussed in Note 1 to these Consolidated Financial Statements, securities for which management expects risk of nonpayment of the amortized cost basis is zero do not have a reserve.

For securities that do not qualify for the zero credit loss expectation exception, management has concluded that the unrealized losses are not credit-related since (1) they are not related to the underlying credit quality of the issuers, (2) the entire contractual principal and interest due on these securities is currently expected to be recoverable, (3) the Company does not intend to sell these investments at a loss and (4) it is more likely than not that the Company will not be required to sell the investments before recovery of the amortized cost basis, which for the Company's debt securities may be at maturity.

Gains (Losses) on Investment and Trading Securities

The realized gains and losses from investment and trading securities were as follows for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
AFS debt and other securities:
Gross realized gains	$100	$444	$192
Gross realized losses	(192)	—	(4,928)
Net realized gains/(losses) on AFS and other securities	$(92)	$444	$(4,736)
Total trading securities gains	124,386	227,888	151,158
Total equity securities gains/(losses)	30,411	(3,873)	(1,383)
Securities gains, net	$154,705	$224,459	$145,039

The Company uses the specific identification method to determine the cost of the securities sold and the gain or loss recognized.

Trading Securities

At December 31, 2025 and December 31, 2024, the Company held $15.6 billion and $10.3 billion, respectively, of trading securities. Gains and losses on trading securities are recorded within Securities gains, net on the Company's Consolidated Statements of Operations. At December 31, 2025 and December 31, 2024, the Company had $15.3 billion and $10.0 billion, respectively, of assets classified as trading securities pledged as collateral to counterparties that have the right to repledge these securities.

Other Investments

Other investments consisted of the following as of the dates indicated:

(in thousands)	December 31, 2025	December 31, 2024
FHLB of Pittsburgh and FRB stock	$508,375	$588,250
LIHTC investments	1,034,197	899,925
Equity securities (1)	1,019,862	56,459
Interest-bearing deposits with an affiliate bank	5,000	5,000
Total	$2,567,434	$1,549,634
(1)    Includes $4.4 million and $8.0 million of retained interests in structured entities related to off-balance sheet securitizations as of December 31, 2025 and December 31, 2024, respectively, and $23.0 million and $48.2 million of equity securities accounted for at cost less impairment.

Other investments include the Company's investment in the stock of the FHLB of Pittsburgh and the FRB. These stocks do not have readily determinable fair values because their ownership is restricted and there is no market for their sale. The stocks can be sold back only at their par value of $100 per share, and FHLB stock can be sold back only to the FHLB or to another member institution.
NOTE 2. INVESTMENT SECURITIES (continued)

The Company's FHLB and FRB stock purchases and redemptions were as follows for the period indicated below. There were no gains or losses associated with these redemptions.

(in thousands)	Year ended December 31, 2025
FLHB stock purchased at par	$144,305
FHLB stock redeemed at par	244,275
FRB stock purchased at par	20,095
FRB stock redeemed at par	—

The Company's LIHTC investments are accounted for using the proportional amortization method. Equity securities and retained interests in structured entities are generally measured at fair value with changes in fair value recognized in net income. Certain privately held equity investments without a readily determinable fair value are accounted for at cost less impairment under the measurement alternative in ASC 321.

Interest-bearing deposits include deposits maturing in more than 90 days with Santander affiliates that are not consolidated.
With the exception of equity and trading securities, which are measured at fair value, the Company evaluates these other investments for impairment based on the ultimate recoverability of the carrying value, rather than by recognizing temporary declines in value.